Consolidated Condensed Interim Statement of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Mar. 31, 2023	Mar. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net income after tax available to common shareholders	$ (1,281,940)	$ (906,006)	$ (1,635,837)	$ (403,035)
Adjustment to reconcile (loss)/profit to net cash used in operating activities:
Deferred Tax expenses	(31,380)	78,663	135,640	(537,915)
Current Tax expenses		178,287	387,407	1,117,861
Depreciation and Amortization of intangible assets	453,791	301,375	696,224	11,894,518
Loss on deconsolidation of subsidiaries	1,000		192,776	225,098
Fair value gain on share warrant liability	(2,106)		(22,766)	(1,487,589)
Remeasurement of the net defined benefit plans	14,957	19,881	30,606
Write off	11,017
Write back	(50,113)	(360,842)
Expected credit loss on trade receivables	16,177	51,242	(120,544)
Finance costs	619,593	233,435	2,210,404	2,650,396
Sundry balances written off during the year				5,571
Liabilities no longer required written back			(360,878)	(425,853)
Finance income			(19,123)
Change in operating assets and liabilities:
Inventories
Trade receivable	(1,606,939)	(513,606)	381,946	85,358
Other receivable				(16,970,571)
Other financial assets	34,224	(45,192)	102,242
Other assets	(679,268)	(324,827)	(730,555)	(120,600)
Trade payable	2,843,513	(234,498)	132,056	456,528
Other financial liabilities	(41,711)	(190,210)	(566,378)	227,670
Other current liabilities	164,204		255,511	2,705,196
Security Deposits
Cash flow used in operating activities after working capital changes			1,068,731	(577,367)
Tax (paid)/refund(net)	(92,759)	(145,789)	84,604
Net cash used in operating activities	372,260	(1,858,087)	1,153,335	(577,367)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment	(1,975,419)	(4,304,457)	(10,820,099)	(166,721)
Investment in shares of subsidiary – Sri Sai – net		(633,679)
Goodwill purchased on business combination		(763,210)
Network acquisition advance	(502,504)	(380,207)
Sale of property, plant and equipment and intangible assets
Interest received			19,123
Advances for acquisition of network			(2,119,038)
Purchase of shares of GHSI
Net cash used in investing activities	(2,477,923)	(6,081,553)	(12,920,014)	(166,721)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from short term borrowings from directors			(1,000,000)	292,904
Proceeds from 7% secured promissory notes, net				880,000
Repayment of short term borrowings – Directors Loans			518,125	(304,500)
Proceeds on issuance of shares			12,509,169
Proceeds from short term borrowings – net	1,120,597
Proceeds from short term borrowings – Preferred Conertible Security – Net	854,000
Proceeds from short term borrowings – Related party	12,131	350,443
Repayment of short term borrowings – Promissory notes net		(1,000,000)
Proceeds from issue of equity shares – Referred note below		12,468,011
Proceeds/(Repayment) from financial institutions(net)	(6,410)		10,449
Interest, commission, and other charges paid	(100,259)	(210,096)	(382,341)	(88,000)
Deferred IPO costs paid				(34,164)
Net cash provided by (used in) financing activities	1,880,059	11,608,358	11,655,402	746,240
Net increase (decrease) in cash and cash equivalents	(225,604)	3,668,718	(111,277)	2,152
CASH AND CASH EQUIVALENTS – beginning of period	311,810	8,758	8,758	26,142
Acquired in Business Combination		432,138	432,138
Adjustment for deconsolidation of subsidiary			(7,608)	(19,538)
Effects of exchange rate changes on cash and cash equivalents	(1,098)	(5,792)	(10,201)	2
CASH AND CASH EQUIVALENTS – end of period	$ 85,108	$ 4,103,822	$ 311,810	$ 8,758